RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)														12 Months Ended
	May 13, 2025	Feb. 13, 2025	Jan. 22, 2025	Dec. 31, 2024	Dec. 30, 2024	Dec. 03, 2024	Oct. 02, 2024	Sep. 27, 2024	May 09, 2024	Mar. 05, 2024	Jan. 10, 2024	Jan. 09, 2024	Dec. 21, 2023	Dec. 31, 2025	Dec. 31, 2024	Feb. 17, 2025
Related Party Transaction [Line Items]
Liabilities				$ 1,688,077										$ 7,688,495	$ 1,688,077
Commitment fee														$ 43,750
Reverse stock split	1-for-40													1 for 40
Due to affiliate				$ 111,026											111,026	$ 353,679
Debt interest rate		20.00%	20.00%	20.00%	20.00%		20.00%	20.00%
Principal amount		$ 31,250	$ 31,250	$ 279,878	$ 40,625		$ 62,500	$ 1,066,391						163,817	279,878
Gross proceeds		$ 2,500,000	$ 2,500,000	$ 2,500,000	$ 2,500,000		$ 2,500,000	$ 2,500,000							$ 257,645
Debt interest stated percentage		5.00%	5.00%	5.00%	5.00%		5.00%	5.00%							5.00%
Unamortized debt discount		$ 6,250	$ 6,250	$ 46,646	$ 8,125		$ 12,500	$ 213,278						19,576	$ 46,646
Amortized debt discount														8,019,448
September 27, 2024 [Member]
Related Party Transaction [Line Items]
Amortized debt discount														74,226	139,052
October 2, 2024 [Member]
Related Party Transaction [Line Items]
Amortized debt discount														8,379	4,121
December 30, 2024 [Member]
Related Party Transaction [Line Items]
Amortized debt discount														8,095	30
December 31, 2024 [Member]
Related Party Transaction [Line Items]
Amortized debt discount														46,646
January 22, 2025 [Member]
Related Party Transaction [Line Items]
Amortized debt discount														6,250
February 13, 2025 [Member]
Related Party Transaction [Line Items]
Amortized debt discount														6,250
Affiliates [Member]
Related Party Transaction [Line Items]
Due to affiliate														353,679
Related Party [Member]
Related Party Transaction [Line Items]
Unamortized debt discount				274,642											274,642
Notes payable, current				1,266,832										885,564	1,266,832
Loan and Transfer Agreement [Member] | Sponsor and Ssvk Associates Llc [Member]
Related Party Transaction [Line Items]
Funded loan amount													$ 250,000
Funded amount													$ 250,000
Liabilities																250,000
Debt				0										250,000	0
Loan and Transfer Agreement [Member] | Apogee Pharma [Member]
Related Party Transaction [Line Items]
Funded loan amount												$ 50,000
Funded amount												50,000
Liabilities																$ 50,000
Debt				0										$ 50,000	0
Shares issued																1,250
Reverse stock split														1-for-40
Loan and Transfer Agreement [Member] | Jinal Sheth [Member]
Related Party Transaction [Line Items]
Funded loan amount											$ 149,214
Funded amount												$ 149,214
Liabilities																$ 149,214
Debt				0										$ 149,214	0
Loan and Transfer Agreement [Member] | Apogee Pharma Two [Member]
Related Party Transaction [Line Items]
Funded loan amount						$ 50,000
Funded amount						$ 50,000
Liabilities																50,000
Debt				$ 0										50,000	$ 0
First Subscription Agreement [Member]
Related Party Transaction [Line Items]
Debt																$ 1,500,000
Sponsor contribution										$ 1,000,000
Second Subscription Agreements [Member]
Related Party Transaction [Line Items]
Sponsor contribution									$ 500,000
Payments for loans									$ 500,000
First and Second Subscription Agreement [Member]
Related Party Transaction [Line Items]
Loan balance														250,000
Loan payable														1,500,000
Modified Promissory Note Fee Agreement [Member]
Related Party Transaction [Line Items]
Loans payable							$ 1,000,000
Related Party Loans [Member]
Related Party Transaction [Line Items]
Loan conversion agreement warrant														$ 1,500,000
Conversion price of warrant														$ 1.50